Lord Abbett Series Fund
Growth and Income Portfolio

Supplement dated September 17, 2013 to the
Summary Prospectus dated May 1, 2013

Effective October 1, 2013, the following replaces the subsection titled “Management – Portfolio Managers” on page 6 of the summary prospectus:

Portfolio Managers.

Portfolio Manager/Title	Member of the Investment Management Team Since
Deepak Khanna, Partner and Portfolio Manager	2010
Sean J. Aurigemma, Portfolio Manager	2010

Please retain this document for your future reference.